INVENTORIES, NET	12 Months Ended
Dec. 31, 2025
Inventory Disclosure [Abstract]
INVENTORIES, NET

NOTE 5 － INVENTORIES, NET

	As of December 31,
	2024	2025
Inventories at warehouses	$1,736,280	$2,003,528
Inventories at showrooms	484,236	481,389
	2,220,516	2,484,917
Less: allowance for obsolete inventories	(973,838)	(1,007,472)
Goods in transit	6,785,411	8,122,045
Total	$8,032,089	$9,599,490

The following table presents the activities in the allowance for obsolete inventories:

	As of December 31,
	2024	2025
Balance at beginning of year	$757,613	$973,838
Allowance for obsolete inventories	279,203	84,680
Write-offs during the year	(54,446)	(56,420)
Foreign translation adjustment	(8,532)	5,374
Balance at end of year	$973,838	$1,007,472

For the years ended December 31, 2023, 2024 and 2025, the Company evaluated the probable losses on inventories and recorded the provision for allowance for obsolete inventories of $434,729, $279,203 and $84,680, respectively.